ORGANIZATION (Details Narrative) - $ / shares	Mar. 26, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 23, 2020	Dec. 22, 2020	Sep. 15, 2020	Dec. 31, 2019	May 23, 2019	Mar. 25, 2019
Affiliate, Collateralized Security [Line Items]
Reverse stock split	the Company effected a reverse stock split of its shares of common stock on a four thousand (4,000) old for one (1) new basis.
Issuance of reverse stock split shares of common stock	4,000
Common stock, shares authorized	750,000	350,000,000	350,000,000	350,000,000	150,000,000		150,000,000	150,000,000	3,000,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001				$ 0.001	$ 0.001
Preferred stock, shares authorized		3,010,000	3,010,000		14,010,000		3,010,000
Preferred stock, par value		$ 0.001	$ 0.001		$ 0.001		$ 0.001
Preferred Class A [Member] | Imperium Motor Corporation [Member]
Affiliate, Collateralized Security [Line Items]
Business acquisition, number of shares acquired						100
Business acquisition, share price						$ 0.001
Convertible Preferred Stock A [Member]
Affiliate, Collateralized Security [Line Items]
Preferred stock, shares authorized					3,000,000
Convertible Preferred Stock B [Member]
Affiliate, Collateralized Security [Line Items]
Preferred stock, shares authorized					10,000
Convertible Preferred Stock C [Member]
Affiliate, Collateralized Security [Line Items]
Preferred stock, shares authorized					5,000,000
Convertible Preferred Stock D [Member]
Affiliate, Collateralized Security [Line Items]
Preferred stock, shares authorized					1,000,000
Convertible Preferred Stock E [Member]
Affiliate, Collateralized Security [Line Items]
Preferred stock, shares authorized					5,000,000
Convertible Preferred Stock F [Member]
Affiliate, Collateralized Security [Line Items]
Preferred stock, shares authorized					10,000